Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Weighted average interest rates on the executed loans	2.30%	2.23%	2.49%